UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

        For the reporting period related to the monthly distribution occurring on May 25, 2006.

        Commission File Number of issuing entity:  333-131895-01

                     Argent Securities Trust 2006-W4
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-131895

                       Argent Securities Inc.
         (Exact name of depositor as specified in its Charter)

                    Ameriquest Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              37-1523025
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (714) 541-9960

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))

Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class A-2D          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable
Class M-10          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         On April 25, 2006, (I) 50% of the Class CE and Class P Certificates were sold to Banc of America Securities LLC and (II) the Class R and Class R-X Certificates were sold to Wachovia Bank N.A. On April 27, 2006, 50% of the Class CE and Class P Certificates were sold to Merrill, Lynch, Pierce, Fenner & Smith Incorporated. Each of these transactions were exempt from registration under the Securities Act of 1933, as amended pursuant to Section 4(2) of the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         Since the transaction close date, 5 Mortgage Loans, with an aggregate principal balance of approximately $847,262 have been repurchased due to a breach of a representation and warranty in the Mortgage Loan Purchase Agreement.

Item 9.  Exhibits.
         Monthly Distribution Date Statement for the period covered herein.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Argent Securities Inc.
                                           (Depositor)


                                           /s/: John P. Grazer
                                           Name: John P. Grazer
                                           Title:  CFO

     Date:  June 5, 2006